Fair Value of Financial Instruments (Tables) - Level 3 [Member]	12 Months Ended
Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of valuation of financial instruments at fair value

	Fair Value Measurements as of December 31, 2015
	Level 1		Level 2		Level 3
Assets
None	$		$		$
Total assets		-		-		-
Liabilities
Warrant derivative liability		-		-		12,796,146
Conversion option derivative liability		-		-		5,411,187
Total liabilities		-		-		18,207,333

	Fair Value Measurements as of December 31, 2014
	Level 1		Level 2		Level 3
Assets
None	$		$		$
Total assets		-		-		-
Liabilities
Warrant derivative liability		-		-		847,791
Conversion option derivative liability		-		-		-
Total liabilities		-		-		847,791

Schedule of reconciliation of changes in fair value of financial assets and liabilities
	Significant Unobservable
	Inputs
	(Level 3)
	Year Ended December 31,
	2015	2014
Beginning balance	847,791	197,674
Change in fair value	10,193,218	(38,497)
Additions reclassified from equity	5,819,389	-
Additions recognized as debt discounts	-	688,614
Additions recognized as compensation expense	1,346,935	-
Ending balance	18,207,333	847,791